EQUITY-BASED AND OTHER COMPENSATION (Equity-Based Compensation) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 meeting item
Employee awards made at the time of the initial public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, beginning year	3
Vesting period, ending year	6
Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, beginning year				2
Vesting period, ending year				3
Vesting period (in years)	3 years	3 years	3 years	2 years 6 months
Number of annual dates in vesting period				3
Fortress Operating Group Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees who received awards			1
Employees [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	20,153,746	19,228,466	21,754,544	34,670,464
Issued (in shares)	8,415,043	8,950,696	6,821,847
Employees [Member] | RSUs [Member] | Fair value at grant date expensed over service period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	7,196,292
Employees [Member] | RSUs [Member] | Fair value at grant date discounted for the non-entitlement to dividends, expensed over service period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	12,957,454
Employees [Member] | RPUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	0	0	10,333,334	20,666,667
Issued (in shares)	0	0	0
Employees [Member] | RPUs [Member] | Fair value at grant date expensed over service period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	0
Director [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	1,045,134	955,744	828,211	570,293
Issued (in shares)	89,390	127,533	257,918
Director [Member] | Restricted shares [Member] | Fair value at grant date expensed over service period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	1,045,134
Non-Employees [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	396,874	14,500	1,246,406	787,046
Issued (in shares)	237,498	0	0
Non-Employees [Member] | RSUs [Member] | Fair value at grant date discounted for the non-entitlement to dividends, expensed over service period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/Units Outstanding	396,874
Initial Public Offering, Third Year of Service [Member] | Employee awards made at the time of the initial public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%
Initial Public Offering, Fourth Year of Service [Member] | Employee awards made at the time of the initial public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%
Initial Public Offering, Fifth Year of Service [Member] | Employee awards made at the time of the initial public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%
Initial Public Offering, Sixth Year of Service [Member] | Employee awards made at the time of the initial public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	25.00%
Awards Made Through December 31, 2011, 33% in Year 1 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
Awards Made Through December 31, 2011, 33% in Year 2 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
Awards Made Through December 31, 2011, 33% in Year 3 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
Awards Made Through December 31, 2012, 50% in Year 2 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			50.00%
Awards Made Through December 31, 2012, 50% in Year 3 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			50.00%
Awards Made Through December 31, 2013, 50% in Year 2 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		50.00%
Awards Made Through December 31, 2013, 50% in Year 3 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		50.00%
Awards Made Through December 31, 2014, 50% in Year 2 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	50.00%
Awards Made Through December 31, 2014, 50% in Year 3 [Member] | Subsequent employee awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage	50.00%
January 2011 [Member] | Fortress Operating Group Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
January 2012 [Member] | Fortress Operating Group Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
January 2013 [Member] | Fortress Operating Group Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				33.33%
Maximum [Member] | Employees [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of delivery (no more than 6 months)		6 months